Financial Instruments and Risk Management - Currency Risk (Details) - Currency risk $ in Millions	Dec. 31, 2020 USD ($)
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 16.0
Cash and cash equivalents | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9.6
Cash and cash equivalents | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.2
Cash and cash equivalents | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8.7
A/R | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2.5
A/R | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	52.4
A/R | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
A/R | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11.0
Income taxes and value-added taxes receivable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18.5
Income taxes and value-added taxes receivable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.4
Income taxes and value-added taxes receivable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.4
Income taxes and value-added taxes receivable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5.4
Other financial assets | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.6
Other financial assets | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.8
Other financial assets | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.3
Other financial assets | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.3
Pension and non-pension post-employment liabilities | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(79.4)
Pension and non-pension post-employment liabilities | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.5)
Pension and non-pension post-employment liabilities | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(18.3)
Pension and non-pension post-employment liabilities | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1.4)
Income taxes and value-added taxes payable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes payable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.2)
Income taxes and value-added taxes payable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4.8)
Income taxes and value-added taxes payable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(11.4)
A/P and certain accrued and other liabilities and provisions | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(99.3)
A/P and certain accrued and other liabilities and provisions | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(35.8)
A/P and certain accrued and other liabilities and provisions | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(36.7)
A/P and certain accrued and other liabilities and provisions | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(46.1)
Net financial assets (liabilities) | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(140.1)
Net financial assets (liabilities) | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	27.7
Net financial assets (liabilities) | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(56.9)
Net financial assets (liabilities) | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (33.5)